Cover	Nov. 30, 2025
Cover [Abstract]
Entity Registrant Name	QUANTUMZYME CORP.
Entity Central Index Key	0001663038
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	true
Document Period End Date	Nov. 30, 2025
Entity Ex Transition Period	false
Entity File Number	000-56725
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	15656 Bernardo Center Drive
Entity Address Address Line 2	Suite 801
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92127
City Area Code	858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	203-0312